Average Annual Total Returns - NVIT Government Bond Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 5 Years	Class IV Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees or expenses) 10 Years
Total	6.08%	2.99%	2.53%	5.79%	2.74%	2.27%	6.09%	2.99%	2.53%	5.98%	2.89%	2.43%	6.15%	3.13%	2.63%	6.36%	3.49%	3.16%